SHARE-BASED EMPLOYEE REMUNERATION - Additional Information (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	94,862	56,919	27,394
Fair value of share options granted	¥ 627,000	¥ 619,000	¥ 294,000	¥ 627,000
Equity Compensation Plan 2017 [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement				280,000